Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	$ 30,290	$ 21,692
Amounts subject to an enforceable master netting arrangement or similar agreements	(13,243)	(9,188)
Financial and cash collateral pledged (received)	(16,927)	(12,436)
Net amount including financing entities	120	68
Net amounts excluding financing entities	120	68
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(16,429)	(11,678)
Amounts subject to an enforceable master netting arrangement or similar agreements	13,243	9,188
Financial and cash collateral pledged (received)	2,835	2,233
Net amount including financing entities	(351)	(257)
Net amounts excluding financing entities	(71)	(56)
Derivative Assets [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	28,685	20,144
Amounts subject to an enforceable master netting arrangement or similar agreements	(13,243)	(9,188)
Financial and cash collateral pledged (received)	(15,323)	(10,889)
Net amount including financing entities	119	67
Net amounts excluding financing entities	119	67
Securities lending [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	889	558
Financial and cash collateral pledged (received)	(889)	(558)
Reverse repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	716	990
Financial and cash collateral pledged (received)	(715)	(989)
Net amount including financing entities		1
Net amounts excluding financing entities		1
Derivative Liabilities [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(16,076)	(11,345)
Amounts subject to an enforceable master netting arrangement or similar agreements	13,243	9,188
Financial and cash collateral pledged (received)	2,482	1,903
Net amount including financing entities	(351)	(254)
Net amounts excluding financing entities	(71)	(53)
Repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(353)	(333)
Financial and cash collateral pledged (received)	$ 353	330
Net amount including financing entities		(3)
Net amounts excluding financing entities		$ (3)